UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03495

Deutsche DWS Money Market Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2025

Item 1.	Reports to Stockholders.

(a)

DWS Government Money Market Series

Institutional Shares: ICAXX

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about DWS Government Money Market Series (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12	0.12%

The Fund is a feeder fund which invests all of its investable assets in a master portfolio, Government Cash Management Portfolio. Fund costs reflect the expenses of both the feeder and master fund.

Gross expense ratio as of the latest prospectus: 0.25%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	32,219,116,518
Number of Portfolio Holdings	107
Total Net Advisory Fees Paid ($)	25,285,846
Weighted Average Maturity	22 days
7-Day Current Yield	3.71%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of December 31, 2025. The 7-Day Current Yield would have been 3.54% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Government & Agency Obligations	56%
Repurchase Agreements	44%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 730-1313.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Instiutional Shares changed from 0.14% to 0.18%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage and interest expense.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 730-1313.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 730-1313.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund’s risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 730-1313, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DGMMF-TSRA

R-104177-2 (02/26)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS government money market series

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2025	$22,767	$0	$7,629	$0
2024	$22,767	$0	$7,629	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2025	$0	$1,318,734	$0
2024	$0	$637,276	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2025	$7,629	$1,318,734	$0	$1,326,363
2024	$7,629	$637,276	$0	$644,905

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2024 and 2025 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

December 31, 2025
Annual Financial Statements and Other Information
DWS Government Money Market Series

Contents
DWS Government Money Market Series
3	Statement of Assets and Liabilities
4	Statement of Operations
5	Statements of Changes in Net Assets
6	Financial Highlights
7	Notes to Financial Statements
13	Report of Independent Registered Public Accounting Firm
15	Tax Information
Government Cash Management Portfolio
17	Investment Portfolio
28	Statement of Assets and Liabilities
29	Statement of Operations
30	Statements of Changes in Net Assets
31	Financial Highlights
32	Notes to Financial Statements
37	Report of Independent Registered Public Accounting Firm
39	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Government Money Market Series

Statement of Assets and Liabilities
as of December 31, 2025

Assets
Investment in Government Cash Management Portfolio, at value	$32,266,539,142
Receivable for Fund shares sold	132,353
Other assets	26,454
Total assets	32,266,697,949
Liabilities
Payable for Fund shares redeemed	135,953
Distributions payable	47,207,407
Accrued Trustees' fees	1,292
Other accrued expenses and payables	236,779
Total liabilities	47,581,431
Net assets, at value	$32,219,116,518
Net Assets Consist of
Distributable earnings (loss)	(7,406,675)
Paid-in capital	32,226,523,193
Net assets, at value	$32,219,116,518
Net Asset Value
Institutional Shares
Net Asset Value, offering and redemption price per share ($32,219,116,518 ÷ 32,226,951,436 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$1.00
The accompanying notes are an integral part of the financial statements.

DWS Government Money Market Series	|	3

Statement of Operations
for the year ended December 31, 2025

Investment Income
Income and expenses allocated from Government Cash Management Portfolio:
Interest	$1,450,137,509
Expenses*	(38,607,983)
Net investment income allocated from Government Cash Management Portfolio	1,411,529,526
Expenses:
Administration fee	32,775,709
Services to shareholders	5,612,546
Professional fees	48,829
Reports to shareholders	19,512
Registration fees	165,441
Trustees' fees and expenses	10,701
Other	223,247
Total expenses before expense reductions	38,855,985
Expense reductions	(38,297,750)
Total expenses after expense reductions	558,235
Net investment income	1,410,971,291
Net realized gain (loss) allocated from Government Cash Management Portfolio	3,000,390
Net increase (decrease) in net assets resulting from operations	$1,413,971,681

*	Net of $6,630,094 Advisor reimbursement allocated from Government Cash Management Portfolio for the year ended December 31, 2025.
The accompanying notes are an integral part of the financial statements.

4	|	DWS Government Money Market Series

Statements of Changes in Net Assets
	Years Ended December 31,
Increase (Decrease) in Net Assets	2025	2024
Operations:
Net investment income	$1,410,971,291	$1,868,255,561
Net realized gain (loss)	3,000,390	3,387,432
Net increase (decrease) in net assets resulting from operations	1,413,971,681	1,871,642,993
Distributions to shareholders: Institutional Shares	(1,410,971,284)	(1,868,255,561)
Fund share transactions:
Proceeds from shares sold	418,495,870,305	413,476,868,889
Reinvestment of distributions	766,561,003	1,113,685,440
Payments for shares redeemed	(419,068,725,241)	(420,313,046,293)
Net increase (decrease) in net assets from Fund share transactions	193,706,067	(5,722,491,964)
Increase (decrease) in net assets	196,706,464	(5,719,104,532)
Net assets at beginning of period	32,022,410,054	37,741,514,586
Net assets at end of period	$32,219,116,518	$32,022,410,054
Other Information:
Shares outstanding at beginning of period	32,033,245,369	37,755,754,016
Shares sold	418,495,870,305	413,476,868,889
Shares issued to shareholders in reinvestment of distributions	766,561,003	1,113,685,440
Shares redeemed	(419,068,725,241)	(420,313,062,976)
Net increase (decrease) in Fund shares	193,706,067	(5,722,508,647)
Shares outstanding at end of period	32,226,951,436	32,033,245,369

The accompanying notes are an integral part of the financial statements.

DWS Government Money Market Series	|	5

Financial Highlights
DWS Government Money Market Series — Institutional Shares
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.042	.051	.050	.016	.000 *
Net realized gain (loss)	.000 *	.000 *	.000 *	(.000 )*	.000 *
Total from investment operations	.042	.051	.050	.016	.000 *
Less distributions from:
Net investment income	(.042 )	(.051 )	(.050 )	(.016 )	(.000 )*
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	4.25	5.23	5.08	1.62	.03
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	32,219	32,022	37,742	31,982	33,285
Ratio of expenses before expense reductions, including expenses allocated from Government Cash Management Portfolio (%)	.25	.25	.25	.25	.25
Ratio of expenses after expense reductions, including expenses allocated from Government Cash Management Portfolio (%)	.12 [b]	.11 [b]	.09	.06	.03
Ratio of net investment income (%)	4.18	5.10	5.01	1.68	.03

[a]	Total return would have been lower had certain expenses not been reduced.
[b]
The ratio of expenses would have been .03% higher had the Advisor not voluntarily waived or reimbursed certain operating expenses for the years ended December 31,
2025 and December 31, 2024, respectively.

*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.

6	|	DWS Government Money Market Series

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS Government Money Market Series (the “Fund” ) is a diversified series of Deutsche DWS Money Market Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust. The Fund currently offers one class of shares, Institutional Shares, to investors.
The Fund is a feeder fund that seeks to achieve its investment objective by investing substantially all of its investable assets in a master portfolio, the Government Cash Management Portfolio (the “Portfolio” ), an open-end management investment company registered under the 1940 Act and organized as a New York trust advised by DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ). A master/ feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At December 31, 2025, the Fund owned approximately 99.4% of the Portfolio.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio and is categorized as Level 1. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio’s financial statements included elsewhere in this report.
Disclosure about the classification of fair value measurements is included in a table following the Portfolio’s Investment Portfolio.

DWS Government Money Market Series	|	7

Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At December 31, 2025, the Fund had net tax basis capital loss carryforwards of $7,998,093, including short-term losses ($7,998,090) and long-term losses ($3), which may be applied against realized net taxable capital gains indefinitely.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

8	|	DWS Government Money Market Series

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.
At December 31, 2025, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$591,418
Capital loss carryforwards	$(7,998,093)
In addition, the tax character of distributions paid to shareholders by the Funds are summarized as follows:
	Years Ended December 31,
	2025	2024
Distributions from ordinary income*	$1,410,971,284	$1,868,255,561

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. The Fund receives an allocation of the Portfolio’s net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.
B.
Fees and Transactions with Affiliates
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor serves as the Investment Manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure listed above in Note A.
Under the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees (“Board” ) determines it is in the best interest of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the

DWS Government Money Market Series	|	9

Investment Management Agreement. In such event, the Fund would pay the Advisor a management fee as follows:
First $3.0 billion of the Fund’s average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%
For the period from January 1, 2025 through September 30, 2025, DIMA had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.14% of the Fund’s average daily net assets.
Effective from October 1, 2025 through September 30, 2026, DIMA has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.18% of the Fund’s average daily net assets.
In addition, the Advisor agreed to voluntarily waive additional expenses. This voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses of the Fund.
For the year ended December 31, 2025, fees waived and/or expenses reimbursed are $44,927,844, including $6,630,094 allocated from the Government Cash Management Portfolio.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2025, the Administration Fee was $32,775,709, of which $2,580,938 is unpaid.
Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended December 31,

10	|	DWS Government Money Market Series

2025, the amounts charged to the Fund by DSC aggregated $5,481,510, of which $661,147 is unpaid.
In addition, for the year ended December 31, 2025, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were at $4,792.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended December 31, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,475, of which $373 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.
Concentration of Ownership
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At December 31, 2025, there was one shareholder account that held approximately 22% of the outstanding shares of the Fund.
D.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. A sharp rise in interest rates could cause the value of the Fund’s investments to decline and impair the Fund’s ability to maintain a stable $1.00 share price. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and

DWS Government Money Market Series	|	11

action, inflation rates, and other factors. Changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Fund.

12	|	DWS Government Money Market Series

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Money Market Trust and Shareholders of DWS Government Money Market Series:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Government Money Market Series (the “Fund” ) (one of the funds constituting Deutsche DWS Money Market Trust (the “Trust” )) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Money Market Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

DWS Government Money Market Series	|	13

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
February 23, 2026

14	|	DWS Government Money Market Series

Tax Information (Unaudited)
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

DWS Government Money Market Series	|	15

(The following financial statements of the Government Cash Management Portfolio should be read in conjunction with the Fund’s financial statements.)

16	|	DWS Government Money Market Series

Investment Portfolioas of December 31, 2025

	Principal Amount ($)	Value ($)
Government & Agency Obligations 55.8%
U.S. Government Sponsored Agencies 30.8%
Federal Farm Credit Banks Funding Corp.:
1 day USD SOFR + 0.025%, 3.735% (a), 12/1/2026	151,000,000	151,000,000
1 day USD SOFR + 0.03%, 3.74% (a), 2/19/2026	90,000,000	90,000,000
1 day USD SOFR + 0.04%, 3.75% (a), 3/1/2027	90,000,000	90,000,000
1 day USD SOFR + 0.045%, 3.755% (a), 4/19/2027	50,000,000	50,000,000
1 day USD SOFR + 0.06%, 3.77% (a), 10/6/2026	166,000,000	166,000,000
1 day USD SOFR + 0.065%, 3.775% (a), 7/30/2026	179,000,000	179,000,000
1 day USD SOFR + 0.065%, 3.775% (a), 9/18/2026	25,000,000	25,000,000
1 day USD SOFR + 0.07%, 3.78% (a), 8/4/2026	55,000,000	55,000,000
1 day USD SOFR + 0.07%, 3.78% (a), 8/26/2026	210,000,000	210,000,000
1 day USD SOFR + 0.1%, 3.81% (a), 1/8/2027	86,000,000	86,000,000
1 day USD SOFR + 0.1%, 3.81% (a), 5/27/2027	68,800,000	68,800,000
1 day USD SOFR + 0.1%, 3.81% (a), 7/9/2027	129,000,000	129,000,000
1 day USD SOFR + 0.115%, 3.825% (a), 7/30/2027	63,500,000	63,500,000
1 day USD SOFR + 0.125%, 3.835% (a), 8/18/2027	127,250,000	127,250,000
1 day USD SOFR + 0.13%, 3.84% (a), 2/3/2027	176,000,000	176,000,000
1 day USD SOFR + 0.135%, 3.845% (a), 12/18/2026	59,000,000	59,000,000
1 day USD SOFR + 0.135%, 3.845% (a), 1/8/2027	260,000,000	260,000,000
1 day USD SOFR + 0.14%, 3.85% (a), 8/26/2026	86,500,000	86,500,000
1 day USD SOFR + 0.145%, 3.855% (a), 9/3/2027	247,000,000	247,000,000
Federal Farm Credit Discount Notes:
3.66% (b), 4/13/2026	13,500,000	13,361,917
3.66% (b), 4/29/2026	75,750,000	74,853,667
3.67% (b), 2/4/2026	83,500,000	83,214,523
3.873% (b), 1/20/2026	208,000,000	207,580,649
Federal Home Loan Bank Discount Notes:
3.549% (b), 1/2/2026	25,670,000	25,667,504
3.63% (b), 3/3/2026	200,000,000	198,786,778
3.66% (b), 4/13/2026	70,000,000	69,284,017
Federal Home Loan Banks:
3.589% (b), 5/11/2026	207,000,000	204,353,850
3.593% (b), 4/15/2026	125,700,000	124,413,055
The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	|	17

	Principal Amount ($)	Value ($)
3.615% (b), 3/18/2026	125,700,000	124,753,968
3.63% (b), 3/2/2026	47,000,000	46,719,567
3.71% (a), 6/23/2026	250,000,000	250,000,000
1 day USD SOFR + 0.01%, 3.72% (a), 5/20/2026	120,000,000	120,000,000
1 day USD SOFR + 0.01%, 3.72% (a), 6/15/2026	279,000,000	279,000,000
1 day USD SOFR + 0.015%, 3.725% (a), 5/1/2026	325,500,000	325,500,000
1 day USD SOFR + 0.015%, 3.725% (a), 6/18/2026	636,500,000	636,500,000
1 day USD SOFR + 0.025%, 3.735% (a), 2/13/2026	220,000,000	220,000,000
1 day USD SOFR + 0.025%, 3.735% (a), 11/25/2026	205,000,000	205,000,000
1 day USD SOFR + 0.03%, 3.74% (a), 2/18/2026	175,500,000	175,500,000
1 day USD SOFR + 0.03%, 3.74% (a), 3/3/2026	176,000,000	176,000,000
1 day USD SOFR + 0.065%, 3.775% (a), 8/12/2026	128,500,000	128,500,000
1 day USD SOFR + 0.09%, 3.8% (a), 3/30/2027	205,000,000	205,000,000
1 day USD SOFR + 0.095%, 3.805% (a), 6/17/2027	50,000,000	50,000,000
1 day USD SOFR + 0.12%, 3.83% (a), 4/9/2027	87,500,000	87,500,000
1 day USD SOFR + 0.17%, 3.88% (a), 9/22/2027	125,000,000	125,000,000
1 day USD SOFR + 0.17%, 3.88% (a), 9/24/2027	84,000,000	84,000,000
4.01% (b), 1/6/2026	430,000,000	429,763,798
Federal Home Loan Mortgage Corp.:
3.731% (b), 1/30/2026	410,000,000	408,784,578
1 day USD SOFR + 0.095%, 3.805% (a), 5/5/2027	73,500,000	73,500,000
1 day USD SOFR + 0.1%, 3.81% (a), 2/9/2026	262,750,000	262,750,000
1 day USD SOFR + 0.11%, 3.82% (a), 5/7/2026	26,500,000	26,500,000
1 day USD SOFR + 0.14%, 3.85% (a), 9/4/2026	55,000,000	55,000,000
1 day USD SOFR + 0.14%, 3.85% (a), 10/6/2027	200,000,000	200,000,000
4.01% (b), 1/12/2026	560,000,000	559,323,255
Federal National Mortgage Association:
1 day USD SOFR + 0.1%, 3.81% (a), 6/18/2026	130,500,000	130,500,000
1 day USD SOFR + 0.12%, 3.83% (a), 7/29/2026	60,000,000	60,000,000
1 day USD SOFR + 0.135%, 3.845% (a), 8/21/2026	213,250,000	213,250,000
1 day USD SOFR + 0.14%, 3.85% (a), 9/11/2026	367,000,000	367,000,000
1 day USD SOFR + 0.14%, 3.85% (a), 10/23/2026	73,750,000	73,750,000
1 day USD SOFR + 0.14%, 3.85% (a), 12/11/2026	237,500,000	237,500,000
3.873% (b), 1/16/2026	335,000,000	334,466,792
		9,991,627,918
The accompanying notes are an integral part of the financial statements.

18	|	Government Cash Management Portfolio

	Principal Amount ($)	Value ($)
U.S. Treasury Obligations 25.0%
U.S. Treasury Bills:
3.514% (b), 6/25/2026	325,000,000	319,524,991
3.544% (b), 6/18/2026	326,750,000	321,419,945
3.594% (b), 6/11/2026	324,500,000	319,355,368
3.605% (b), 4/28/2026	350,000,000	345,955,050
3.675% (b), 3/12/2026	413,500,000	410,585,399
3.676% (b), 4/23/2026	352,000,000	348,029,127
3.716% (b), 5/21/2026	350,000,000	345,011,528
3.722% (b), 5/14/2026	350,000,000	345,253,193
3.753% (b), 4/2/2026	310,000,000	307,099,464
3.754% (b), 4/16/2026	362,000,000	358,090,249
3.756% (b), 3/26/2026	500,000,000	495,677,500
3.775% (b), 2/24/2026	400,000,000	397,766,200
3.823% (b), 1/22/2026	215,000,000	214,513,804
3.863% (b), 1/20/2026	400,000,000	399,195,561
3.911% (b), 1/15/2026	550,500,000	549,674,281
4.004% (b), 1/2/2026	540,000,000	539,940,758
4.035% (b), 3/19/2026	185,000,000	183,425,136
4.056% (b), 1/22/2026	185,000,000	184,581,646
4.056% (b), 2/19/2026	185,000,000	183,992,778
U.S. Treasury Floating Rate Notes:
3 mo. Treasury money market yield + 0.15%, 3.752% (a), 4/30/2026	714,585,000	714,573,299
3 mo. Treasury money market yield + 0.245%, 3.847% (a), 1/31/2026	835,000,000	835,125,850
		8,118,791,127
Total Government & Agency Obligations (Cost $18,110,419,045)		18,110,419,045
Repurchase Agreements 44.1%
Banco Santander SA:
3.7%, dated 12/31/2025, to be repurchased at $500,102,778 on 1/2/2026 (c)	500,000,000	500,000,000
3.83%, dated 12/31/2025, to be repurchased at $550,117,028 on 1/2/2026 (d)	550,000,000	550,000,000
3.84%, dated 12/31/2025, to be repurchased at $525,112,000 on 1/2/2026 (e)	525,000,000	525,000,000
Barclays Bank PLC:
3.5%, dated 12/31/2025, to be repurchased at $500,097,222 on 1/2/2026 (f)	500,000,000	500,000,000
3.82%, dated 12/31/2025, to be repurchased at $172,036,502 on 1/2/2026 (g)	172,000,000	172,000,000
The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	|	19

	Principal Amount ($)	Value ($)
BNP Paribas, 3.83%, dated 12/31/2025, to be repurchased at $1,350,287,250 on 1/2/2026 (h)	1,350,000,000	1,350,000,000
Citigroup Global Markets, Inc., 3.82%, dated 12/31/2025, to be repurchased at $126,026,740 on 1/2/2026 (i)	126,000,000	126,000,000
Federal Reserve Bank of NewYork, 3.5%, dated 12/31/2025, to be repurchased at $1,750,340,278 on 1/2/2026 (j)	1,750,000,000	1,750,000,000
Fixed Income Clearing Corp.:
3.5%, dated 12/31/2025, to be repurchased at $329,364,031 on 1/2/2026 (k)	329,300,000	329,300,000
3.52%, dated 12/31/2025, to be repurchased at $250,048,889 on 1/2/2026 (l)	250,000,000	250,000,000
3.82%, dated 12/31/2025, to be repurchased at $475,100,806 on 1/2/2026 (m)	475,000,000	475,000,000
3.82%, dated 12/31/2025, to be repurchased at $2,000,424,444 on 1/2/2026 (n)	2,000,000,000	2,000,000,000
Goldman Sachs & Co.:
3.52%, dated 12/31/2025, to be repurchased at $100,019,556 on 1/2/2026 (o)	100,000,000	100,000,000
3.82%, dated 12/31/2025, to be repurchased at $600,127,333 on 1/2/2026 (p)	600,000,000	600,000,000
HSBC Securities, Inc., 3.83%, dated 12/31/2025, to be repurchased at $400,085,111 on 1/2/2026 (q)	400,000,000	400,000,000
JPMorgan Securities, Inc.:
3.82%, dated 12/31/2025, to be repurchased at $250,153,077 on 1/2/2026 (r)	250,100,000	250,100,000
3.83%, dated 12/31/2025, to be repurchased at $280,059,578 on 1/2/2026 (s)	280,000,000	280,000,000
Merrill Lynch & Co., Inc.:
3.65%, dated 12/31/2025, to be repurchased at $300,060,833 on 1/2/2026 (t)	300,000,000	300,000,000
3.77%, dated 12/31/2025, to be repurchased at $100,020,944 on 1/2/2026 (u)	100,000,000	100,000,000
3.82%, dated 12/31/2025, to be repurchased at $300,063,667 on 1/2/2026 (v)	300,000,000	300,000,000
3.85%, dated 12/31/2025, to be repurchased at $125,026,736 on 1/2/2026 (w)	125,000,000	125,000,000
Royal Bank of Canada:
3.82%, dated 12/31/2025, to be repurchased at $751,159,379 on 1/2/2026 (x)	751,000,000	751,000,000
3.83%, dated 12/31/2025, to be repurchased at $1,673,355,977 on 1/2/2026 (y)	1,673,000,000	1,673,000,000
The accompanying notes are an integral part of the financial statements.

20	|	Government Cash Management Portfolio

	Principal Amount ($)	Value ($)
Wells Fargo Bank:
3.82%, dated 12/31/2025, to be repurchased at $291,061,757 on 1/2/2026 (z)	291,000,000	291,000,000
3.83%, dated 12/31/2025, to be repurchased at $608,029,348 on 1/2/2026 (aa)	607,900,000	607,900,000
Total Repurchase Agreements (Cost $14,305,300,000)		14,305,300,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $32,415,719,045)	99.9	32,415,719,045
Other Assets and Liabilities, Net	0.1	42,466,549
Net Assets	100.0	32,458,185,594

(a)	Floating rate security. These securities are shown at their current rate as of December 31, 2025.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
100	U.S. Treasury Bonds	4.75	8/15/2055	101
131,381,200	U.S. Treasury Notes	3.75	12/31/2028	132,241,221
157,946,273	Federal Home Loan Mortgage Corporation	2.0–6.5	2/1/2044–12/1/2055	155,998,569
217,757,934	Federal National Mortgage Association	2.0–7.0	1/1/2027–1/1/2060	221,760,184
Total Collateral Value				510,000,075

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
554,169,300	U.S. Treasury Notes	3.375–4.5	3/31/2027–11/15/2035	561,000,047
The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	|	21

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
100	U.S. Treasury Bills	Zero Coupon	12/24/2026	97
19,295,100	U.S. Treasury Bonds	2.5–4.75	11/15/2041–8/15/2055	18,691,894
21,162,900	U.S. Treasury Notes	3.5	9/30/2027	21,362,025
243,961,563	Federal Home Loan Mortgage Corporation	2.0–6.5	3/1/2037–12/1/2055	239,430,896
222,591,499	Federal National Mortgage Association	2.0–7.0	1/1/2027–8/1/2056	216,647,068
38,640,135	Government National Mortgage Association	4.0–6.5	2/15/2044–9/20/2063	39,368,080
Total Collateral Value				535,500,060

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
45,947,000	U.S. Treasury Bills	Zero Coupon	5/28/2026	45,295,517
690,003,501	U.S. Treasury Strips	Zero Coupon	8/15/2033–11/15/2044	455,960,495
8,300,000	U.S. Treasury Inflation Index Notes	1.875	7/15/2034	8,743,988
Total Collateral Value				510,000,000

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
7,351,800	U.S. Treasury Bills	Zero Coupon	4/23/2026	7,272,180
100	U.S. Treasury Bonds	3.0	8/15/2048	76
301,500	U.S. Treasury Notes	0.5–3.5	5/31/2027–11/30/2030	299,911
15,595,537	U.S. Treasury Strips	Zero Coupon	2/15/2043–8/15/2043	6,683,576
134,141,600	U.S. Treasury Inflation Index Notes	0.125–0.375	7/15/2027–1/15/2031	161,184,257
Total Collateral Value				175,440,000
The accompanying notes are an integral part of the financial statements.

22	|	Government Cash Management Portfolio

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
237,060,500	U.S. Treasury Bonds	2.875–4.75	2/15/2037–5/15/2052	189,862,204
179,758,100	U.S. Treasury Notes	2.75–4.625	4/30/2027–10/31/2030	181,297,276
190,211,285	Federal Home Loan Mortgage Corporation	2.0–7.0	10/1/2026–12/1/2055	194,150,898
4	U.S. Treasury Strips	Zero Coupon	8/15/2029–5/15/2049	2
298,337,280	Federal National Mortgage Association	2.0–7.0	9/1/2029–11/1/2055	265,043,113
583,065,465	Government National Mortgage Association	2.0–7.5	10/15/2041–11/20/2055	546,646,660
Total Collateral Value				1,377,000,153

(i)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
128,205,500	U.S. Treasury Notes	2.625–3.625	7/31/2029–10/31/2030	128,520,041

(j)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,941,859,600	U.S. Treasury Notes	1.875	2/15/2032	1,750,340,299

(k)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
100,000,000	U.S. Treasury Bills	Zero Coupon	6/11/2026	98,420,388
185,100,800	U.S. Treasury Notes	0.125–3.75	4/15/2026–4/30/2027	237,465,796
Total Collateral Value				335,886,184

(l)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
259,212,200	U.S. Treasury Bills	Zero Coupon	6/18/2026	255,000,000

(m)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
469,964,200	U.S. Treasury Notes	4.125–4.375	11/30/2029–5/15/2034	484,500,000
The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	|	23

(n)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,003,423,700	U.S. Treasury Notes	1.375–5.0	9/30/2032–5/15/2054	2,040,000,114

(o)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
7,285,400	U.S. Treasury Bonds	2.5–6.0	2/15/2026–2/15/2045	5,316,585
88,110,000	U.S. Treasury Notes	3.875	6/30/2030	88,945,018
21,906,162	U.S. Treasury Strips	Zero Coupon	2/15/2026–11/15/2051	7,738,397
Total Collateral Value				102,000,000

(p)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
50,455,875	Federal Home Loan Mortgage Corporation	2.0–6.5	9/1/2027–2/1/2054	48,420,455
215,788,561	Federal National Mortgage Association	2.5–7.0	12/1/2027–6/1/2055	212,906,175
368,740,510	Government National Mortgage Association	2.5–6.5	1/20/2046–3/20/2055	350,673,370
Total Collateral Value				612,000,000

(q)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
85,668,700	U.S. Treasury Bonds	1.375–4.625	11/15/2040–5/15/2044	82,390,863
202,800	U.S. Treasury Notes	3.875	1/15/2026	206,417
357,348,124	U.S. Treasury Strips	Zero Coupon	2/15/2026–11/15/2043	255,065,833
64,425,600	U.S. Treasury Inflation Index Notes	0.5–1.625	1/15/2028–4/15/2030	70,336,888
Total Collateral Value				408,000,001

(r)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
277,364,978	U.S. Treasury Strips	Zero Coupon	5/15/2028	255,102,001
The accompanying notes are an integral part of the financial statements.

24	|	Government Cash Management Portfolio

(s)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
279,349,938	Federal National Mortgage Association	3.0–7.0	2/1/2032–10/1/2055	285,600,001

(t)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
26,300,000	U.S. Treasury Bonds	3.875	5/15/2043	23,853,943
139,719,100	U.S. Treasury Notes	1.25–4.875	3/31/2027–11/30/2028	140,632,400
337,871,080	U.S. Treasury Strips	Zero Coupon	2/15/2036–8/15/2053	141,513,657
Total Collateral Value				306,000,000

(u)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
99,759,500	U.S. Treasury Notes	4.25	6/30/2029	102,000,098

(v)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
10,402,000	U.S. Treasury Bonds	3.875	8/15/2040	9,828,655
120,055,200	U.S. Treasury Inflation Index Notes	0.375	1/15/2027	160,115,607
153,760,663	U.S. Treasury Strips	Zero Coupon	5/15/2029	136,055,738
Total Collateral Value				306,000,000

(w)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,003,172,934	Federal Home Loan Mortgage Corporation	0.1–4.5	3/25/2027–3/25/2061	13,101,912
681,011,596	Federal National Mortgage Association	1.0–6.0	2/25/2036–10/25/2055	114,398,088
Total Collateral Value				127,500,000
The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	|	25

(x)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,900	U.S. Treasury Bills	Zero Coupon	2/19/2026–3/12/2026	1,889
496,894,100	U.S. Treasury Bonds	2.25–5.0	5/15/2041–2/15/2053	451,459,237
275,940,800	U.S. Treasury Notes	0.75–4.25	4/30/2026–5/15/2031	276,039,733
50,870,334	U.S. Treasury Strips	Zero Coupon	8/15/2034–8/15/2046	35,414,508
2,067,500	U.S. Treasury Inflation Index Bonds	1.375	2/15/2044	2,440,864
800,100	U.S. Treasury Inflation Index Notes	1.625–2.125	4/15/2029–4/15/2030	826,338
Total Collateral Value				766,182,569

(y)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
237,500	U.S. Treasury Bills	Zero Coupon	2/19/2026	236,380
25,500	U.S. Treasury Bonds	1.125–3.875	8/15/2040–5/15/2050	16,325
16,847,400	U.S. Treasury Notes	0.875–4.25	4/30/2026–2/15/2032	17,020,504
5,849,925	U.S. Treasury Strips	Zero Coupon	8/15/2034–8/15/2046	2,556,228
104,227,300	U.S. Treasury Inflation Index Bonds	0.125–1.5	2/15/2051–2/15/2053	70,770,594
3,900	U.S. Treasury Inflation Index Notes	0.5–1.75	1/15/2028–1/15/2034	4,551
260,131,427	Federal Home Loan Mortgage Corporation	2.0–7.0	4/1/2030–12/1/2055	265,931,417
512,069,797	Federal National Mortgage Association	1.5–7.0	5/1/2034–12/1/2055	512,418,173
866,729,569	Government National Mortgage Association	2.0–6.5	10/20/2035–11/15/2066	837,868,929
Total Collateral Value				1,706,823,101

(z)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
411,617,572	U.S. Treasury Bonds	1.75–6.75	8/15/2026–11/15/2053	296,820,003
The accompanying notes are an integral part of the financial statements.

26	|	Government Cash Management Portfolio

(aa)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
619,350,060	Federal National Mortgage Association	2.0–7.5	8/1/2026–12/1/2055	620,058,000

SOFR:	Secured Overnight Financing Rate
STRIPS:	Separate Trading of Registered Interest and Principal Securities
Fair Value Measurements
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of December 31, 2025 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$18,110,419,045	$—	$18,110,419,045
Repurchase Agreements	—	14,305,300,000	—	14,305,300,000
Total	$—	$32,415,719,045	$—	$32,415,719,045

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	|	27

Statement of Assets and Liabilities
as of December 31, 2025

Assets
Investments in non-affiliated securities, valued at amortized cost	$18,110,419,045
Repurchase agreements, valued at amortized cost	14,305,300,000
Cash	2,121,206
Interest receivable	42,619,582
Other assets	668,216
Total assets	32,461,128,049
Liabilities
Accrued investment advisory fee	1,666,645
Accrued Trustees' fees	242,640
Other accrued expenses and payables	1,033,170
Total liabilities	2,942,455
Net assets, at value	$32,458,185,594
The accompanying notes are an integral part of the financial statements.

28	|	Government Cash Management Portfolio

Statement of Operations
for the year ended December 31, 2025

Investment Income
Income:
Interest	$1,458,419,937
Expenses:
Management fee	32,098,644
Administration fee	10,212,048
Custodian fee	307,618
Professional fees	372,197
Reports to shareholders	36,187
Trustees' fees and expenses	1,144,649
Other	1,325,511
Total expenses before expense reductions	45,496,854
Expense reductions	(6,668,937)
Total expenses after expense reductions	38,827,917
Net investment income	1,419,592,020
Net realized gain (loss) from investments	3,019,548
Net increase (decrease) in net assets resulting from operations	$1,422,611,568
The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	|	29

Statements of Changes in Net Assets
	Years Ended December 31,
Increase (Decrease) in Net Assets	2025	2024
Operations:
Net investment income	$1,419,592,020	$1,877,841,959
Net realized gain (loss)	3,019,548	3,407,006
Net increase (decrease) in net assets resulting from operations	1,422,611,568	1,881,248,965
Capital transactions in shares of beneficial interest:
Proceeds from capital invested	160,638,508,194	170,734,349,355
Value of capital withdrawn	(161,869,430,071)	(178,319,181,573)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(1,230,921,877)	(7,584,832,218)
Increase (decrease) in net assets	191,689,691	(5,703,583,253)
Net assets at beginning of period	32,266,495,903	37,970,079,156
Net assets at end of period	$32,458,185,594	$32,266,495,903

The accompanying notes are an integral part of the financial statements.

30	|	Government Cash Management Portfolio

Financial Highlights
Government Cash Management Portfolio
	Years Ended December 31,
	2025	2024	2023	2022	2021
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	32,458	32,266	37,970	32,214	33,649
Ratio of expenses before expense reductions (%)	.13	.13	.13	.14	.13
Ratio of expenses after expense reductions (%)	.11 [a]	.11 [a]	.09	.06	.03
Ratio of net investment income (%)	4.17	5.09	5.00	1.67	.03
Total Return (%)[b,c]	4.26	5.23	5.08	1.62	.03

[a]
The ratio of expenses would have been .02% higher had the Advisor not voluntarily waived or reimbursed certain operating expenses for the years ended December 31,
2025 and December 31, 2024, respectively.

[b]	Total return for the Portfolio was derived from the performance of DWS Government Money Market Series.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

Government Cash Management Portfolio	|	31

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
Government Cash Management Portfolio (the “Portfolio” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a New York trust.
The Portfolio is a master fund; A master/feeder fund structure is one in which a fund (a “feeder fund” ), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund” ) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds and unaffiliated feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of December 31, 2025, DWS Government Money Market Series owned approximately 99.4% of the Portfolio.
The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/

32	|	Government Cash Management Portfolio

amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Repurchase Agreements. The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has

Government Cash Management Portfolio	|	33

the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.
As of December 31, 2025, the Portfolio held repurchase agreements with a gross value of $14,305,300,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio’s Investment Portfolio.
Tax Information. The Portfolio is considered a Partnership under the Internal Revenue Code of 1986, as amended. Therefore, no federal income tax provision is necessary.
It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.
At December 31, 2025, Government Cash Management Portfolio had an aggregate cost of investments for federal income tax purposes of $32,415,719,045.
The Portfolio files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities.
Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.
B.
Fees and Transactions with Affiliates
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor determines the securities,

34	|	Government Cash Management Portfolio

instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.
Under the Investment Management Agreement with the Advisor, the Portfolio pays a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $3.0 billion of the Portfolio’s average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%
Accordingly, for the year ended December 31, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.094% of the Portfolio’s average daily net assets.
The Advisor agreed to voluntarily waive additional expenses. This voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses of the Portfolio.
For the year ended December 31, 2025, fees waived and/or expenses reimbursed are $6,668,937.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio paid the Advisor an annual fee (“Administration Fee” ) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2025, the Administration Fee was $10,212,048, of which $804,436 is unpaid.
Other Service Fees. Under an agreement with the Portfolio, DIMA is compensated for providing regulatory filing services to the Portfolio. For the year ended December 31, 2025, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $975, of which $350 is unpaid.
Trustees’ Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.
Line of Credit
The Portfolio and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of

Government Cash Management Portfolio	|	35

the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at December 31, 2025.
D.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Portfolio’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Portfolio. Increased redemptions from the Portfolio may force the Portfolio to sell investments at a time when it is not advantageous to do so, which could result in losses. A sharp rise in interest rates could cause the value of the Fund’s investments to decline and impair the Fund’s ability to maintain a stable $1.00 share price. Conversely, any decline in interest rates is likely to cause the Portfolio’s yield to decline, and during periods of unusually low or negative interest rates, the Portfolio’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of current income and, at times, could impair the Portfolio’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Portfolio.

36	|	Government Cash Management Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Holders of Beneficial Interest in Government Cash Management Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Government Cash Management Portfolio (the “Portfolio” ), including the investment portfolio, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audits.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of the Portfolio’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but/; not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Government Cash Management Portfolio	|	37

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
February 23, 2026

38	|	Government Cash Management Portfolio

Advisory Agreement Board Considerations and Fee Evaluation
DWS Government Money Market Series (the “Fund” ), a series of Deutsche DWS Money Market Trust, invests substantially all of its assets in Government Cash Management Portfolio (the “Portfolio” ) in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the “Portfolio Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the “Fund Agreement”  and together with the Portfolio Agreement, the “Agreements” ) in September 2025. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the “Board”  or “Trustees.”
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders

DWS Government Money Market Series	|	39

chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA provides portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Portfolio and the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2024, the Fund’s gross performance (Institutional Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

40	|	DWS Government Money Market Series

Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.097% fees paid to DIMA under the respective administrative services agreements, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. Based on Broadridge data provided as of December 31, 2024, the Board noted that the Fund’s total operating expenses, which include Portfolio expenses allocated to the Fund, were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for Institutional Shares (4th quartile). The Board noted the expense limitation agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds” ) and considered differences between the Portfolio and the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Portfolio and the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board

DWS Government Money Market Series	|	41

concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. The Board noted that the Portfolio’s and the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Portfolio’s and the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination,

42	|	DWS Government Money Market Series

the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DGMMF-BFE2025

DWS Government Money Market Series	|	43

DGMMF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Government Money Market Series, a series of Deutsche DWS Money Market Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	2/27/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	2/27/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	2/27/2026